LONG-TERM DEBT - Credit Facilities (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 11, 2015	Jul. 16, 2015	Nov. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Jul. 31, 2012
Debt Instrument [Line Items]
Long-term debt, including due to related parties				$ 1,666,344,000	$ 1,710,507,000
Accrued interest				12,055,000	8,659,000
Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Loan face amount			$ 955,000,000
Accrued interest payable, including commitment fees				195,000	212,000
Credit Facility | Senior Secured Credit Facilities | Term Loan A Facility | LIBOR
Debt Instrument [Line Items]
Variable rate, measurement period			1 month
Credit Facility | Senior Secured Credit Facility - Revolving
Debt Instrument [Line Items]
Loan face amount			$ 100,000,000
Proceeds from credit facility				442,000,000	310,000,000	$ 0
Debt outstanding				21,000,000
Letters of credit issued				3,000,000
Remaining borrowing capacity				76,000,000
Credit facility outstanding				0
Long-term debt, including due to related parties				21,000,000	37,000,000
Prepayments on credit facility				$ 458,000,000	273,000,000	0
Credit Facility | Senior Secured Credit Facility - Revolving | Minimum
Debt Instrument [Line Items]
Fee assessed on unused revolving credit			0.375%
Credit Facility | Senior Secured Credit Facility - Revolving | Maximum
Debt Instrument [Line Items]
Fee assessed on unused revolving credit			0.50%
Credit Facility | Senior Secured Credit Facility - Revolving | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
Credit Facility | Senior Secured Credit Facility - Revolving | One-Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
Credit Facility | Senior Secured Credit Facility - Revolving | LIBOR | Minimum
Debt Instrument [Line Items]
Variable rate, leverage-based margin			2.50%
Credit Facility | Senior Secured Credit Facility - Revolving | LIBOR | Maximum
Debt Instrument [Line Items]
Variable rate, leverage-based margin			3.50%
Credit Facility | Senior Secured Credit Facility - Revolving | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate				4.00%
Long-term debt, including due to related parties				$ 10,000,000
Debt instrument, variable rate at period end				0.20%
Credit Facility | Senior Secured Credit Facility - Revolving | Eurodollar | Minimum
Debt Instrument [Line Items]
Variable rate, leverage-based margin			3.50%
Credit Facility | Senior Secured Credit Facility - Revolving | Eurodollar | Maximum
Debt Instrument [Line Items]
Variable rate, leverage-based margin			4.50%
Credit Facility | Senior Secured Credit Facility - Revolving | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate				3.00%
Long-term debt, including due to related parties				$ 11,000,000
Debt instrument, variable rate at period end				3.25%
Credit Facility | Senior Secured Credit Facility - Revolving | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Fee assessed on unused revolving credit				0.50%
Credit Facility | Senior Secured Credit Facility - Term Loan A
Debt Instrument [Line Items]
Loan face amount			$ 125,000,000
Proceeds from credit facility				$ 0	124,343,000	0
Interest rate, year one			5.00%
Interest rate, year two			7.50%
Interest rate, year three			10.00%
Debt outstanding				111,700,000
Long-term debt, including due to related parties				$ 109,613,000	117,336,000
Effective interest rate of amounts outstanding				5.30%
Prepayments on credit facility				$ 7,756,000	3,125,000	0
Credit Facility | Senior Secured Credit Facility - Term Loan A | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
Credit Facility | Senior Secured Credit Facility - Term Loan A | One-Month London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
Credit Facility | Senior Secured Credit Facility - Term Loan A | LIBOR | Minimum
Debt Instrument [Line Items]
Variable rate, leverage-based margin			2.50%
Credit Facility | Senior Secured Credit Facility - Term Loan A | LIBOR | Maximum
Debt Instrument [Line Items]
Variable rate, leverage-based margin			3.50%
Credit Facility | Senior Secured Credit Facility - Term Loan A | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate				4.00%
Debt instrument, variable rate at period end				0.33%
Credit Facility | Senior Secured Credit Facility - Term Loan A | Eurodollar | Minimum
Debt Instrument [Line Items]
Variable rate, leverage-based margin			3.50%
Credit Facility | Senior Secured Credit Facility - Term Loan A | Eurodollar | Maximum
Debt Instrument [Line Items]
Variable rate, leverage-based margin			4.50%
Credit Facility | Senior Secured Credit Facility - Term Loan B
Debt Instrument [Line Items]
Loan face amount			$ 730,000,000
Proceeds from credit facility	$ 90,000,000			$ 87,911,000	720,952,000	0
Amortization of principal, percentage, annual			1.00%
Debt outstanding				807,000,000
Long-term debt, including due to related parties				$ 792,078,000	707,447,000
Effective interest rate of amounts outstanding				6.24%
Prepayments on credit facility				$ 5,339,000	5,475,000	0
Credit Facility | Senior Secured Credit Facility - Term Loan B | LIBOR
Debt Instrument [Line Items]
Variable rate, minimum			1.00%
Credit Facility | Senior Secured Credit Facility - Term Loan B | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate			4.50%	4.50%
Debt instrument, variable rate at period end				1.00%
Credit Facility | Senior Secured Credit Facility - Term Loan B | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate			3.50%
Variable rate, minimum			2.00%
Credit Facility | Bank of America, N.A. Line of Credit
Debt Instrument [Line Items]
Proceeds from credit facility				$ 446,935,000	356,796,000	24,897,000
Long-term debt, including due to related parties				0	3,041,000
Borrowing capacity			$ 16,500,000
Accrued interest				23,000	23,000
Prepayments on credit facility				449,976,000	353,755,000	$ 24,897,000
Credit Facility | Downs Lodging Credit Facility
Debt Instrument [Line Items]
Long-term debt, including due to related parties				40,262,000	44,428,000
Credit Facility | Downs Lodging Credit Facility | Downs Lodging, LLC
Debt Instrument [Line Items]
Loan face amount							$ 45,000,000
Credit facility outstanding				$ 40,500,000
Effective interest rate of amounts outstanding				14.52%
Accrued interest				$ 5,300,000	0
Note stated interest rate							13.00%
Interest rate due monthly							10.00%
Interest rate due at maturity							3.00%
Exit fee							3.00%
Prepayments on credit facility		$ 4,500,000
Deferred interest and exit fee					$ 3,800,000